Nature of the Business and Basis of Presentation - Additional Information (Detail) - USD ($) shares in Millions		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 13, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 10, 2021
Net loss		$ (4,493,000)	$ (12,106,000)	$ (8,392,000)	$ (7,914,000)	$ (16,599,000)	$ (16,306,000)	$ (51,972,000)	$ (14,095,000)
Accumulated deficit		(119,700,000)				(119,700,000)		(103,101,000)	$ (51,129,000)
Gross proceeds from the sale of preferred shares						166,900,000		166,900,000
BCTG Acquisition Corp [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%									100.00%
Consideration Received on Transaction						$ 166,800,000		$ 156,900,000
Stock Issued During Period, Shares						18.6		18.6
Stock Issued During Period, Value						$ 186,100,000		$ 179,700,000
Payments to Acquire Businesses, Gross						352,900,000
Business Combination, Consideration Transferred, Equity Interests	$ 550,000,000.0
Business Acquisition, Transaction Costs	$ 27,300,000	$ 27,300,000				27,300,000
Business Combination, Consideration Transferred						325,600,000
Gilead [Member]
Payments to Acquire Businesses, Gross						$ 202,100,000
Series B Preferred Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Gross proceeds from the sale of preferred shares								$ 30.0